SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

16.         SEGMENT INFORMATION

The Company’s Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing performance of the Company. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM.

As described in Note 4, Kaixin was treated as discontinued operation. As a result, the Company reevaluated and concluded that it had only one reportable segment as of December 31, 2020.

The majority of the Company’s revenue for the years ended December 31, 2018, 2019 and 2020 was generated from the PRC and the United States. The following table sets forth the disaggregation of revenue by country:

	Years ended December 31,
	2018		2019		2020

PRC	$61,046	91%	$6,824	45%	$587	3%
United States	5,748	9%	8,261	55%	17,519	97%
Total Revenue	$66,794	100%	$15,085	100%	$18,106	100%

As of December 31, 2018, 2019 and 2020, substantially all of the long-lived assets of the Company were located in the PRC. Therefore, no geographical segments are presented.